Cover	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2022
Entity File Number	001-38487
Entity Registrant Name	ORIGIN BANCORP, INC.
Entity Central Index Key	0001516912
Entity Tax Identification Number	72-1192928
Entity Incorporation, State or Country Code	LA
Entity Address, Address Line One	500 South Service Road East
Entity Address, City or Town	Ruston
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71270
City Area Code	(318)
Local Phone Number	255-2222
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $5.00 per share
Trading Symbol	OBNK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false